Consolidated Statements of Stockholders’ Equity - USD ($)	Arisz Acquisition Corp. Ordinary shares	Arisz Acquisition Corp. Additional Paid-in Capital	Arisz Acquisition Corp. Retained earnings	Arisz Acquisition Corp.	Ordinary shares	Treasury shares	Additional Paid-in Capital	Retained earnings	Total
Balance at Dec. 31, 2020					$ 14,250		$ (14,250)	$ (92,166)	$ (92,166)
Balance (in Shares) at Dec. 31, 2020					142,500,000
Net income (loss)								4,926,243	4,926,243
Balance at Dec. 31, 2021					$ 14,250		(14,250)	4,834,077	4,834,077
Balance (in Shares) at Dec. 31, 2021					142,500,000
Balance at Sep. 30, 2021	$ 172	$ 24,828	$ (490)	$ 24,510
Balance (in Shares) at Sep. 30, 2021	1,725,000
Sale of public units in initial public offering	$ 690	68,999,310		69,000,000
Sale of public units in initial public offering (in Shares)	6,900,000
Sale of private placement units	$ 28	2,763,858		2,763,886
Sale of private placement units (in Shares)	276,389
Sale of unit purchase option to underwriter		100		100
Underwriter commissions		(4,312,500)		(4,312,500)
Offering costs		(425,383)		(425,383)
Reclassification of common stock subject to redemption	$ (690)	(59,614,295)		(59,614,985)
Reclassification of common stock subject to redemption (in Shares)	(6,900,000)
Allocation of offering costs to common stock subject to redemption		4,760,749		4,760,749
Remeasurement of common stock to redemption value		(12,196,667)	(2,367,172)	(14,563,839)
Net income (loss)			(255,901)	(255,901)
Balance at Sep. 30, 2022	$ 200		(2,623,563)	(2,623,363)				(2,623,563)
Balance (in Shares) at Sep. 30, 2022	2,001,389
Balance at Dec. 31, 2021					$ 14,250		(14,250)	4,834,077	4,834,077
Balance (in Shares) at Dec. 31, 2021					142,500,000
Issuance of new ordinary shares					$ 750		1,561,750		1,562,500
Issuance of new ordinary shares (in Shares)					7,500,000
Acquisition of treasury shares						$ (2,000,000)			(2,000,000)
Acquisition of treasury shares (in Shares)						204,348
Net income (loss)								2,442,634	2,442,634
Balance at Dec. 31, 2022					$ 15,000	$ (2,000,000)	1,547,500	7,276,711	$ 6,839,211
Balance (in Shares) at Dec. 31, 2022					150,000,000	204,348			150,000,000
Balance at Sep. 30, 2022	$ 200		(2,623,563)	(2,623,363)				(2,623,563)
Balance (in Shares) at Sep. 30, 2022	2,001,389
Balance at Dec. 31, 2022					$ 15,000	$ (2,000,000)	1,547,500	7,276,711	$ 6,839,211
Balance (in Shares) at Dec. 31, 2022					150,000,000	204,348			150,000,000
Balance at Sep. 30, 2022	$ 200		(2,623,563)	(2,623,363)				(2,623,563)
Balance (in Shares) at Sep. 30, 2022	2,001,389
Balance at Sep. 30, 2022	$ 200		(2,623,563)	(2,623,363)				(2,623,563)
Balance (in Shares) at Sep. 30, 2022	2,001,389
Balance at Sep. 30, 2022	$ 200		$ (2,623,563)	(2,623,363)				(2,623,563)
Balance (in Shares) at Sep. 30, 2022	2,001,389
Additional deposits to Trust Account for extension				(1,980,000)				(1,980,000)
Remeasurement of common stock to redemption value				(2,386,358)				(2,386,358)
Reimbursement from Trust for franchise and income taxes				483,833				483,833
Excise tax imposed on common stock redemptions				(391,931)				(391,931)
Net income (loss)				1,216,880				1,216,880
Balance at Sep. 30, 2023	$ 200			$ (5,680,939)				(5,681,139)
Balance (in Shares) at Sep. 30, 2023	2,001,389
Balance at Dec. 31, 2022					$ 15,000	$ (2,000,000)	1,547,500	7,276,711	$ 6,839,211
Balance (in Shares) at Dec. 31, 2022					150,000,000	204,348			150,000,000
Balance at Dec. 31, 2022					$ 15,000	$ (2,000,000)	1,547,500	7,276,711	$ 6,839,211
Balance (in Shares) at Dec. 31, 2022					150,000,000	204,348			150,000,000
Net income (loss)								10,494,462	$ 10,494,462
Balance at Dec. 31, 2023					$ 15,000	$ (2,000,000)	$ 1,547,500	$ 17,771,173	$ 17,333,673
Balance (in Shares) at Dec. 31, 2023					150,000,000	204,348			150,000,000